Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Change in Benefit Obligation [Abstract]
Benefit obligation at beginning of year	$ 26,383,000	$ 23,521,000	$ 23,278,000
Service cost		1,023,000	1,116,000	921,000
Interest cost		1,038,000	913,000	921,000
Actuarial loss		1,810,000	(1,271,000)
Benefits paid		(1,009,000)	(515,000)
Benefit obligation at end of year		26,383,000	23,521,000	23,278,000
Change in Plan Assets [Abstract]
Fair value of plan assets at beginning of year	29,675,000	26,201,000	20,971,000
Actual return on plan assets		3,983,000	2,945,000
Employer contributions		500,000	2,800,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	500,000
Benefits paid		(1,009,000)	(515,000)
Fair value of plan assets at end of year		29,675,000	26,201,000	20,971,000
Recognized amounts [Abstract]
Projected benefit obligation		(26,383,000)	(23,521,000)	(23,278,000)
Plan assets at fair value		29,675,000	26,201,000	20,971,000
Funded status		3,292,000	2,680,000
Net amount recognized as prepaid (accrued) benefit costs on the Consolidated Balance Sheets		3,292,000	2,680,000
Accumulated benefit obligation		22,810,000	20,508,000
Components of Net Periodic Benefit Cost [Abstract]
Service cost		1,023,000	1,116,000	921,000
Interest cost		1,038,000	913,000	921,000
Expected return on plan assets		(1,567,000)	(1,578,000)	(1,474,000)
Amortization of unrecognized net loss		342,000	615,000	200,000
Amortization of prior service cost		(86,000)	(86,000)	(87,000)
Net periodic benefit cost		750,000	980,000	481,000
Weighted-Average % Assumptions Used to Determine Benefit Obligations [Abstract]
Discount rate (in hundredths)		4.30%	4.50%	4.00%
Rate of compensation increase (in hundredths)		4.00%	4.00%	4.00%
Weighted-Average % Assumptions Used to Determine Net Periodic Benefit Cost [Abstract]
Discount rate (in hundredths)		4.50%	4.00%	5.25%
Expected long-term return on plan assets		6.00%	7.00%	7.00%
Rate of compensation increase (in hundredths)		4.00%	4.00%	4.00%
Defined benefit plan, target and actual allocations [Abstract]
Actual Allocation		100.00%	100.00%
Target Allocation		100.00%
Fair value of plan assets [Abstract]
Plan assets at fair value		29,675,000	26,201,000	20,971,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	500,000
Expected future service expected to be paid [Abstract]
2015		3,099,000
2016		729,000
2017		735,000
2018		1,616,000
2019		1,503,000
2020-2024		7,384,000
Employee Savings Plan [Abstract]
Defined contribution plan, cost recognized		350,000	313,000	325,000
Items Not Yet Recognized as a Component of Net Periodic Benefit Costs [Abstract]
Amounts recognized as regulatory assets		13,198,199	13,770,011
Accrued pension costs [Member]
Items Not Yet Recognized as a Component of Net Periodic Benefit Costs [Abstract]
Prior service cost		(316,000)	(403,000)
Net loss		5,824,000	6,772,000
Amounts recognized as regulatory assets		5,508,000	6,369,000
Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		28,384,000
Recognized amounts [Abstract]
Plan assets at fair value		28,384,000
Fair value of plan assets [Abstract]
Plan assets at fair value		28,384,000
Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		1,291,000
Recognized amounts [Abstract]
Plan assets at fair value		1,291,000
Fair value of plan assets [Abstract]
Plan assets at fair value		1,291,000
Cash [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at beginning of year		778,000
Fair value of plan assets at end of year		1,026,000
Recognized amounts [Abstract]
Plan assets at fair value		1,026,000
Defined benefit plan, target and actual allocations [Abstract]
Actual Allocation		3.00%	3.00%
Target Allocation		3.00%
Fair value of plan assets [Abstract]
Plan assets at fair value		1,026,000
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		1,026,000	778,000
Recognized amounts [Abstract]
Plan assets at fair value		1,026,000	778,000
Fair value of plan assets [Abstract]
Plan assets at fair value		1,026,000	778,000
U.S. Equity Securities [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at beginning of year		14,191,000
Fair value of plan assets at end of year		13,828,000
Recognized amounts [Abstract]
Plan assets at fair value		13,828,000
Defined benefit plan, target and actual allocations [Abstract]
Actual Allocation		43.00%	53.00%
Target Allocation		36.00%
Fair value of plan assets [Abstract]
Plan assets at fair value		13,828,000
Blended fund composition (in hundredths)			70.00%
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		13,828,000	14,191,000
Recognized amounts [Abstract]
Plan assets at fair value		13,828,000	14,191,000
Fair value of plan assets [Abstract]
Plan assets at fair value		13,828,000	14,191,000
Foreign Equity Securities [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at beginning of year		2,756,000
Fair value of plan assets at end of year		5,706,000
Recognized amounts [Abstract]
Plan assets at fair value		5,706,000
Defined benefit plan, target and actual allocations [Abstract]
Actual Allocation		19.00%	11.00%
Target Allocation		20.00%
Fair value of plan assets [Abstract]
Plan assets at fair value		5,706,000
Foreign Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		5,706,000	2,756,000
Recognized amounts [Abstract]
Plan assets at fair value		5,706,000	2,756,000
Fair value of plan assets [Abstract]
Plan assets at fair value		5,706,000	2,756,000
Domestic Real Estate Securities [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at beginning of year		1,507,000
Defined benefit plan, target and actual allocations [Abstract]
Actual Allocation		5.00%	6.00%
Target Allocation		5.00%
Domestic Real Estate Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year			1,507,000
Recognized amounts [Abstract]
Plan assets at fair value			1,507,000
Fair value of plan assets [Abstract]
Plan assets at fair value			1,507,000
Total Equity Securities [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		19,534,000
Recognized amounts [Abstract]
Plan assets at fair value		19,534,000
Defined benefit plan, target and actual allocations [Abstract]
Actual Allocation		67.00%	70.00%
Target Allocation		61.00%
Fair value of plan assets [Abstract]
Plan assets at fair value		19,534,000
Total Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		19,534,000
Recognized amounts [Abstract]
Plan assets at fair value		19,534,000
Fair value of plan assets [Abstract]
Plan assets at fair value		19,534,000
US Treasury Securities [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		593,000
Recognized amounts [Abstract]
Plan assets at fair value		593,000
Fair value of plan assets [Abstract]
Plan assets at fair value		593,000
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		593,000
Recognized amounts [Abstract]
Plan assets at fair value		593,000
Fair value of plan assets [Abstract]
Plan assets at fair value		593,000
High Yield Funds [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		1,773,000
Recognized amounts [Abstract]
Plan assets at fair value		1,773,000
Fair value of plan assets [Abstract]
Plan assets at fair value		1,773,000
High Yield Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		1,773,000
Recognized amounts [Abstract]
Plan assets at fair value		1,773,000
Fair value of plan assets [Abstract]
Plan assets at fair value		1,773,000
Foreign Bond Funds [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		1,771,000
Recognized amounts [Abstract]
Plan assets at fair value		1,771,000
Fair value of plan assets [Abstract]
Plan assets at fair value		1,771,000
Foreign Bond Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		1,771,000
Recognized amounts [Abstract]
Plan assets at fair value		1,771,000
Fair value of plan assets [Abstract]
Plan assets at fair value		1,771,000
US Corporate Bonds [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		714,000
Recognized amounts [Abstract]
Plan assets at fair value		714,000
Fair value of plan assets [Abstract]
Plan assets at fair value		714,000
US Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		714,000
Recognized amounts [Abstract]
Plan assets at fair value		714,000
Fair value of plan assets [Abstract]
Plan assets at fair value		714,000
Other Fixed Income Securities [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		577,000
Recognized amounts [Abstract]
Plan assets at fair value		577,000
Fair value of plan assets [Abstract]
Plan assets at fair value		577,000
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		577,000
Recognized amounts [Abstract]
Plan assets at fair value		577,000
Fair value of plan assets [Abstract]
Plan assets at fair value		577,000
Fixed Income Securities [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at beginning of year		6,969,000
Fair value of plan assets at end of year		5,428,000
Recognized amounts [Abstract]
Plan assets at fair value		5,428,000
Defined benefit plan, target and actual allocations [Abstract]
Actual Allocation		18.00%	27.00%
Target Allocation		23.00%
Fair value of plan assets [Abstract]
Plan assets at fair value		5,428,000
Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		4,137,000	6,969,000
Recognized amounts [Abstract]
Plan assets at fair value		4,137,000	6,969,000
Fair value of plan assets [Abstract]
Plan assets at fair value		4,137,000	6,969,000
Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		1,291,000
Recognized amounts [Abstract]
Plan assets at fair value		1,291,000
Fair value of plan assets [Abstract]
Plan assets at fair value		1,291,000
US Fixed Income Securities [Member]
Defined benefit plan, target and actual allocations [Abstract]
Actual Allocation		12.00%	27.00%
Target Allocation		15.00%
U.S. Fixed Income Fund [Member]
Fair value of plan assets [Abstract]
Blended fund composition (in hundredths)			30.00%
Exchange Traded Mutual Funds [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year			25,423,000
Recognized amounts [Abstract]
Plan assets at fair value			25,423,000
Fair value of plan assets [Abstract]
Plan assets at fair value			25,423,000
Exchange Traded Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year			25,423,000
Recognized amounts [Abstract]
Plan assets at fair value			25,423,000
Fair value of plan assets [Abstract]
Plan assets at fair value			25,423,000
Inflation Indexed Mutual Funds [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		3,687,000
Recognized amounts [Abstract]
Plan assets at fair value		3,687,000
Fair value of plan assets [Abstract]
Plan assets at fair value		3,687,000
Inflation Indexed Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at end of year		3,687,000
Recognized amounts [Abstract]
Plan assets at fair value		3,687,000
Fair value of plan assets [Abstract]
Plan assets at fair value		3,687,000
Foreign Fixed Income Securities [Member]
Defined benefit plan, target and actual allocations [Abstract]
Actual Allocation		6.00%	0.00%
Target Allocation		8.00%
Absolute Return Strategy Mutual Funds [Member]
Defined benefit plan, target and actual allocations [Abstract]
Actual Allocation		12.00%	0.00%
Target Allocation		13.00%
Supplemental Retirement Agreement [Member]
Change in Plan Assets [Abstract]
Fair value of plan assets at beginning of year		739,000
Fair value of plan assets at end of year		907,000
Recognized amounts [Abstract]
Plan assets at fair value		907,000
Fair value of plan assets [Abstract]
Plan assets at fair value		907,000
Employer discretionary contribution		60,000
Employee Savings Plan [Abstract]
Annual payments from supplemental retirement agreement		$ 100,000